Dividend income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Details of Dividend income [Line Items]
Dividend income	₩ 97,956	₩ 82,158	₩ 87,826
Securities at FVTPL
Details of Dividend income [Line Items]
Dividend income	76,453	65,572	70,955
Securities at fair value through other comprehensive income
Details of Dividend income [Line Items]
Dividend income	₩ 21,503	₩ 16,586	₩ 16,871